Loans (Tables)	12 Months Ended
Sep. 30, 2025
Loans [Abstract]
Schedule of Loans
	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Total bank loans	50,581,747	42,710,894	5,489,197
Less: current portion of bank loans	(42,798,782)	(36,877,694)	(4,739,515)
Bank loans – non-current, net	7,782,965	5,833,200	749,682

Schedule of Outstanding Balances of Loans

Outstanding balances of loans consist of the following:

As of September 30, 2024	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	HKD
Standard Chartered Bank	22,675,250	N. A	7.3% – 8.0%	(a)
Bank of China	290,574	October 08, 2025	7.05%	N. A
Standard Chartered Bank	1,565,125	October 07, 2025	5.13% – 5.38%	N. A
Standard Chartered Bank	3,131,776	October 23, 2025	5.13% – 5.38%	N. A
Standard Chartered Bank	1,566,229	October 28, 2025	5.13% – 5.38%	N. A
Standard Chartered Bank	3,000,000	October 23, 2025	3.63% – 3.88%	N. A
Standard Chartered Bank	3,000,000	October 30, 2025	3.63% – 3.88%	N. A
Standard Chartered Bank	1,562,500	December 15, 2025	3.13% – 3.63%	N. A
Standard Chartered Bank	5,096,677	October 31, 2031	1.81% – 7.27%	N. A
Standard Chartered Bank	3,693,616	April 20, 2029	3.13% – 3.63%	N. A
Bank of China	1,000,000	October 14, 2025	5.97% – 6.85%	N. A
Bank of China	2,000,000	October 07, 2025	6.14% – 6.80%	N. A
Bank of China	1,000,000	October 07, 2025	6.14% – 6.80%	N. A
Bank of China	1,000,000	October 02, 2025	6.19% – 6.69%	N. A
Total bank loans	50,581,747
Less: current portion of bank loans	(42,798,782)
Bank loans – non-current	7,782,965